Earnings/(loss) per Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings/(loss) per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	June 30,
	2021	2020
Net income/(loss)	$1,520	$(113,617)
Less dividends on series B preferred shares	(2,884)	(2,884)
Net loss attributed to common stockholders	$(1,364)	$(116,501)

Weighted average number of common shares, basic and diluted	82,792,000	86,012,939
Loss per share, basic and diluted	$(0.02)	$(1.35)